LOAN PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable		$ 53,332		$ 56,458	$ 68,670
Interest expenses		$ 557	$ 681	$ 2,520	$ 2,455
Financing Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable	$ 78,491
Debt term	72 months
Debt interest rate	3.99%
Debt monthly payment	$ 1,228